Document And Entity Information	Jun. 05, 2022
Document Information [Line Items]
Entity, Registrant Name	Gevo, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 05, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35073
Entity, Tax Identification Number	87-0747704
Entity, Address, Address Line One	345 Inverness Drive South, Building C, Suite 310
Entity, Address, City or Town	Englewood
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	858-8358
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GEVO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001392380